UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Insured Fund, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.4%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$3,605	$3,913,732

Alaska — 1.3%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	11,666,816

Arizona — 2.8%
Downtown Phoenix Hotel Corp., RB, Senior Series A (FGIC), 5.00%, 7/01/36	21,355	17,235,193
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, S/F, Series A-2, AMT (GNMA), 5.80%, 7/01/40	2,705	2,754,015
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,725	3,817,678
5.25%, 10/01/28	1,600	1,660,128

		25,467,014

California — 14.3%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.47%, 10/01/24 (a)	10,000	8,078,000
Antioch Public Financing Authority California, Refunding RB, Municipal Facilities Project, Series A (NPFGC), 5.50%, 1/01/32	5,000	5,082,000
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	6,520	6,900,638
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,611,427
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/32	9,865	9,952,503

Municipal Bonds	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB (AGM):
St. Joseph Health System, Series E, 5.25%, 7/01/47	$10,000	$10,133,800
Sutter Health, Series D, 5.05%, 8/15/38	5,750	5,799,967
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	1,937,905
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	11,965	12,086,086
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	15,000	15,028,950
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	5,800	6,115,462
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	15,000	14,104,350
Mendocino-Lake Community College District, GO, Election of 2006, Series A (NPFGC), 5.00%, 8/01/31	1,485	1,490,257
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (b)	7,620	1,383,868
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,574,000
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	3,645	3,644,781
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	7,530	7,375,409
Riverside County Public Financing Authority, Tax Allocation Bonds, Redevelopment Projects (Syncora), 5.00%, 10/01/35	10,000	8,692,000
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,129

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD INSURED FUND, INC.	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Stockton Public Financing Authority California, RB, Parking & Capital Projects (NPFGC), 5.25%, 9/01/34	$5,000	$4,852,600
West Valley-Mission Community College District, GO, Election of 2004, Series A (AGM), 5.00%, 8/01/30	3,600	3,702,852

		130,556,984

District of Columbia — 1.1%
Metropolitan Washington Airports Authority, RB, Series B, AMT (AMBAC), 5.00%, 10/01/32	10,000	9,919,700

Florida — 16.7%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	15,000	15,481,350
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	14,250	14,320,110
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	3,300	3,365,439
Collier County School Board, COP (AGM), 5.00%, 2/15/23	5,000	5,158,800
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,250	2,347,852
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	6,847,380
Series B-1, 5.75%, 7/01/33	3,700	3,992,004
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.75%, 6/01/39	5,200	5,472,428
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/25	10,650	10,696,114
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/27	1,000	1,002,530
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	14,900	15,069,264
Water & Sewer System (AGM), 5.00%, 10/01/39	11,700	11,986,065
County of Miami-Dade Florida, Refunding RB:
(AGM), 5.00%, 7/01/35	2,800	2,856,252
Miami International Airport, AMT (AGC), 5.00%, 10/01/40	15,000	14,279,700
Miami International Airport, Series A, AMT (AGC), 5.00%, 10/01/35	6,600	6,351,708
Series C, (BHAC), 6.00%, 10/01/23	20,095	23,328,085
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	4,125	4,260,960
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,322,479

		152,138,520

Municipal Bonds	Par (000)	Value

Georgia — 1.7%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	$12,500	$12,804,250
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	2,275	2,312,492

		15,116,742

Illinois — 14.6%
Chicago Board of Education Illinois, GO, Refunding, CAB, School Reform, Series A (NPFGC), 5.38%, 12/01/22 (b)	10,515	5,768,214
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (NPFGC):
5.25%, 1/01/27	16,685	16,772,096
6.00%, 1/01/27	26,230	27,364,972
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 5.53%, 1/01/29 (b)	5,000	1,879,550
City of Chicago Illinois, GO, Refunding, Series B (AGM), 5.00%, 1/01/24	12,950	13,697,344
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	16,400	16,358,836
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	5,725,597
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	21,200	21,331,228
5.25%, 2/01/35	15,000	15,306,150
Kane, Kendall, Etc. Counties Community College District No. 516 Illinois, GO, CAB, Series E (NPFGC), 5.20%, 12/15/25 (b)	8,750	3,923,325
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	1,000	1,283,380
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	3,500	3,646,580

		133,057,272

Indiana — 2.0%
City of Indianapolis Indiana, Refunding RB, Second Lien, Series B (AGC), 5.25%, 8/15/27	5,000	5,338,800
Indiana Health Facility Financing Authority, RB, Deaconess Hospital Obligation, Series A (AMBAC), 5.38%, 3/01/34	2,150	2,150,193
Indiana Municipal Power Agency, RB:
Indiana Municipal Power Agency, Series B, 5.75%, 1/01/34	1,050	1,108,832
Series A (NPFGC), 5.00%, 1/01/37	9,200	9,251,152

		17,848,977

2	BLACKROCK MUNIYIELD INSURED FUND, INC.	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Iowa — 1.7%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	$12,650	$13,502,104
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,600	1,649,872

		15,151,976

Kentucky — 1.6%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,326,000
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.25%, 5/15/37	10,000	10,413,800

		14,739,800

Louisiana — 1.5%
New Orleans Aviation Board Louisiana, RB, New Orleans Aviation , Series A, AMT (AGM), 5.25%, 1/01/32	13,335	13,197,783

Maryland — 0.5%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	4,735	4,923,832

Massachusetts — 5.9%
Massachusetts HFA, RB:
S/F Housing, Series 128, AMT (AGM), 4.88%, 12/01/38	12,405	11,790,208
Series B, 7.00%, 12/01/38	3,440	3,839,006
Massachusetts HFA, Refunding RB:
Housing Development, Series B, (NPFGC), 5.40%, 12/01/28	1,835	1,776,390
Rental Housing, Series A, AMT (AGM), 5.15%, 7/01/26	19,055	19,337,205
Massachusetts Port Authority, Refunding RB, BOSFUEL Project, AMT (NPFGC), 5.00%, 7/01/38	18,415	17,252,645

		53,995,454

Michigan — 7.6%
City of Detroit Michigan, RB, Second Lien, (AGM), Series B:
7.50%, 7/01/33	1,800	2,161,368
6.25%, 7/01/36	1,075	1,173,610
7.00%, 7/01/36	500	575,965
City of Detroit Michigan, Refunding RB:
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,500	1,747,185
Senior Lien, Series D (AGM), 5.00%, 7/01/23	9,085	9,263,066
Series C (NPFGC), 5.00%, 7/01/22	5,540	5,645,703

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Higher Education Student Loan Authority, RB, Student Loan, Series XVII-Q, AMT (AMBAC), 5.00%, 3/01/31	$4,325	$4,053,347
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/38	3,125	3,439,188
(AGC), 5.25%, 10/15/24	1,750	1,867,390
(AGC), 5.25%, 10/15/25	3,250	3,443,732
Michigan Strategic Fund, Refunding RB, AMT, Detroit Edison Co. (Syncora):
Pollution, Series C, 5.65%, 9/01/29	2,935	2,931,331
Project, Series A, 5.50%, 6/01/30	8,000	7,680,320
State of Michigan, RB, GAN (AGM):
5.25%, 9/15/21	2,485	2,685,863
5.25%, 9/15/22	10,000	10,737,600
5.25%, 9/15/26	6,650	6,989,549
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	4,645,050

		69,040,267

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,169,240

Missouri — 0.00%
Missouri Housing Development Commission, RB, S/F Homeowner Loan, Series C-1, AMT (GNMA), 7.15%, 3/01/32	75	80,175

Nevada — 5.5%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,485,170
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A, (AGC), 5.25%, 7/01/39	5,170	5,263,784
Southwest Gas Corp. Project, Series A, AMT (AMBAC), 5.25%, 7/01/34	12,675	11,529,180
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	20,000	20,043,400
Subordinate Lien, Series A-2 (BHAC), 5.00%, 7/01/30	750	765,780
Las Vegas Convention & Visitors Authority, RB (AMBAC), 5.00%, 7/01/37	10,000	9,838,700

		49,926,014

BLACKROCK MUNIYIELD INSURED FUND, INC.	APRIL 30, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 3.4%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/34	$5,000	$4,841,300
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AMBAC), 5.50%, 9/01/24	10,000	11,239,300
(NPFGC), 5.50%, 9/01/28	2,165	2,390,247
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C, (AGC), 5.70%, 12/15/25 (b)	15,735	7,285,777
Series A (NPFGC), 5.75%, 6/15/25	4,400	5,093,176

		30,849,800

New York — 2.6%
City of New York New York, GO:
Series J, 5.25%, 5/15/24	10,000	10,828,500
Series M (AGC), 5.00%, 4/01/30	5,000	5,232,150
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	7,930,993

		23,991,643

Ohio — 0.4%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40 (c)	3,400	3,329,484

Pennsylvania — 3.0%
Pennsylvania HFA, RB, S/F Mortgage, Series 70A, AMT, 5.80%, 4/01/27	4,740	4,746,494
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	15,600	16,431,168
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,572,656

		27,750,318

Puerto Rico — 2.8%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC):
6.00%, 7/01/26	4,740	5,021,746
6.00%, 7/01/27	4,235	4,475,124
6.00%, 7/01/28	2,750	2,892,807
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	10,195	11,447,252
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.71%, 8/01/41 (b)	7,500	1,184,625

		25,021,554

Municipal Bonds	Par (000)	Value

South Carolina — 1.0%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	$3,895	$4,045,503
5.25%, 12/01/29	3,215	3,324,792
5.25%, 12/01/30	1,160	1,196,145
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AGM), 6.35%, 7/01/19	515	522,643

		9,089,083

Tennessee — 0.2%
Tennessee Housing Development Agency, Refunding RB, Homeownership Program, Series A, AMT (AGM), 5.35%, 1/01/26	1,700	1,709,622

Texas — 16.5%
City of Houston Texas, RB, Combined, First Lien, Series A (AGM), 5.00%, 11/15/36	10,000	10,400,900
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	5,700	6,539,040
5.38%, 11/15/38	3,650	3,955,542
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/34	10,000	11,946,900
Dallas-Fort Worth International Airport
Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.63%, 11/01/26	15,000	15,160,050
Grand Prairie ISD Texas, GO, Refunding, CAB, 6.58%, 8/15/28 (b)	10,000	3,310,900
Harris County Hospital District, RB, Senior Lien, Series A (NPFGC), 5.25%, 2/15/37	9,650	9,365,711
Harris County-Houston Sports Authority, Refunding RB, Senior Lien, Series G (NPFGC):
5.75%, 11/15/19	265	269,608
5.75%, 11/15/20	3,500	3,552,185
5.25%, 11/15/30	9,800	9,168,684
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,240,900
Leander ISD Texas, GO, Refunding, CAB, School Building (PSF-GTD), 5.51%, 8/15/36 (b)	15,000	3,602,550
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, AMT (NPFGC), 5.20%, 5/01/30	6,150	5,971,404
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	6,275	6,840,566
System, Series A (NPFGC), 5.13%, 1/01/28	21,750	22,309,845

4	BLACKROCK MUNIYIELD INSURED FUND, INC.	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
North Texas Tollway Authority, Refunding RB, First Tier (concluded):
System, Series B (NPFGC), 5.75%, 1/01/40	$10,000	$10,465,700
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC), 5.45%, 9/01/23	4,060	4,113,389
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.50%, 8/15/39	5,500	5,550,105
5.00%, 8/15/42	8,000	7,677,920

		150,441,899

Utah — 1.9%
Utah Transit Authority, Refunding RB, CAB, Sub-Series A (b):
(AGC), 5.37%, 6/15/20	15,930	10,160,632
(NPFGC), 5.21%, 6/15/24	13,930	6,904,683

		17,065,315

Vermont — 0.3%
Vermont HFA, HRB, Series 12B, AMT (AGM), 6.30%, 11/01/19	305	311,173
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38	2,695	2,749,870

		3,061,043

Washington — 4.1%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	3,030	2,995,882
Chelan County Public Utility District No. 1, Refunding RB, Chelan Hydro System, Series C, AMT (NPFGC), 5.65%, 7/01/32	6,000	6,039,540
Radford Court Properties Washington, RB (NPFGC), 5.75%, 6/01/32	10,000	10,121,100
Seattle Housing Authority Washington, RB, Capital Fund Program, High Rise Rehabilitation, Series III, AMT (AGM), 5.15%, 11/01/27	6,255	6,356,081
Washington Health Care Facilities Authority, RB, Providence Health System, Series A (NPFGC), 5.25%, 10/01/21	5,575	5,694,918
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	5,951,664

		37,159,185

Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	3,745	3,816,080

Municipal Bonds	Par (000)	Value

Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, RB (concluded):
SynergyHealth Inc., 6.00%, 11/15/32	$3,395	$3,493,387

		7,309,467

Total Municipal Bonds – 116.9%		1,063,688,711

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California — 12.4%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/34	6,990	7,167,057
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33	7,996	8,096,484
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	18,435	18,695,919
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	20,094,800
Foothill-De Anza Community College District, GO, Series 3183X (NPFGC), 5.00%, 5/07/10	7,500	7,650,600
Las Virgenes Unified School District California, GO, Series A (AGM), 5.00%, 8/01/31	10,000	10,236,416
Los Angeles Community College District California, GO, 2008 Election, Series A, 6.00%, 8/01/33	5,248	5,884,287
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,780	11,198,264
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,099,414
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	9,370	9,662,906
San Francisco Bay Area Rapid Transit District, RB (AGM), 5.00%, 7/01/36	10,000	10,187,591
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,475,752

		112,449,490

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,469	2,618,779

BLACKROCK MUNIYIELD INSURED FUND, INC.	APRIL 30, 2010	5

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	$5,010	$5,255,791

District of Columbia — 0.9%
District of Columbia, RB, Series A, 5.50%, 12/01/30	2,595	2,913,303
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	4,281	4,822,162

		7,735,465

Florida — 0.4%
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	3,299	3,441,025

Georgia — 1.1%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	10,433,814

Hawaii — 1.1%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	9,830	10,044,294

Illinois — 2.6%
City of Chicago Illinois, GO, Refunding, Series A (AGC), 5.25%, 1/01/24	11,000	12,021,350
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	11,546,700

		23,568,050

Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,464,916

Louisiana — 1.1%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	10,000	10,260,500

Nevada — 0.6%
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	510	559,427
5.75%, 7/01/34	4,813	5,337,469

		5,896,896

New Jersey — 1.4%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,317,200

New York — 4.7%
New York City Municipal Water Finance Authority, RB, Series DD, 5.00%, 6/15/37	17,567	18,377,790
Port Authority of New York & New Jersey, RB, Consolidated, 155th Series, AMT (AGM), 5.13%, 7/15/30	19,500	19,793,475

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

New York (concluded)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	$4,500	$4,839,480

		43,010,745

Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (FSA), 5.00%, 10/01/41 (e)	4,990	4,989,801
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,520	1,602,338

		6,592,139

South Carolina — 0.6%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	4,968	5,120,954

Texas — 3.8%
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	13,593,148
Houston ISD, GO, Schoolhouse (PSF- GTD), 5.00%, 2/15/33	10,000	10,522,200
Texas State University Systems, Refunding RB, 5.25%, 3/15/26	10,000	10,879,100

		34,994,448

Virginia — 0.5%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,950	4,181,272

Washington — 6.0%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/34	16,770	17,811,669
County of King Washington, RB (AGM), 5.00%, 1/01/37	15,785	16,459,859
Port of Seattle Washington, Refunding RB, Series B, AMT (NPFGC), 5.20%, 7/01/29	20,565	20,440,131

		54,711,659

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,959	4,055,238

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 39.5%		363,152,675

Total Long-Term Investments (Cost – $1,388,848,080) – 156.8%		1,426,841,386

6	BLACKROCK MUNIYIELD INSURED FUND, INC.	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.25% (f)(g)	15,833,610	$15,833,610

Total Short-Term Securities (Cost – $15,833,610) – 1.7%		15,833,610

Total Investments (Cost – $1,404,681,690*) – 158.5%		1,442,674,996
Other Assets Less Liabilities – 0.7%		6,063,627
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (20.0)%		(182,089,453)
Preferred Shares, at Redemption Value – (39.2)%		(356,518,455)

Net Assets Applicable to Common Shares – 100.0%		$910,130,715

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,222,805,875

Gross unrealized appreciation	$47,739,698
Gross unrealized depreciation	(13,557,823)

Net unrealized appreciation	$34,181,875

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Securities	$3,329,484	$15,300

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

FFI Institutional Tax-Exempt Fund	33,611,786	(17,778,176)	15,833,610	$33,859

(g)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$1,426,841,386	—	$1,426,841,386
Short-Term Securities	$15,833,610	—	—	15,833,610

Total	$15,833,610	$1,426,841,386	—	$1,442,674,996

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD INSURED FUND, INC.	APRIL 30, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Insured Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Insured Fund, Inc.

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Insured Fund, Inc.

Date: June 28, 2010